Current Projects - Schedule of Condensed Financial Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
AFE [Member]
Net loss	$ (293)	$ 313	$ (1,515)	$ (1,343)
Total assets	1,322		1,555	1,241
Total Equity	610		324	635
TSEC Joint Venture [Member]
Revenue			151	109
Operating loss	(287)	(207)	(1,236)	(1,686)
Net loss	(287)	$ (207)	(1,247)	(1,686)
Current assets	3,393		3,491	5,151
Noncurrent assets	83		86	1,376
Current liabilities	3,841		3,661	4,011
Noncurrent liabilities
Total Equity	$ (365)		$ (84)	$ 2,516